Aug. 24, 2018
Selective Opportunity Fund

August 24, 2018

SELECTIVE OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus dated April 30, 2018

Effective immediately, the Fund’s prospectus is amended to reflect that the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”).

The third paragraph of the Principal Investment Strategies section on page 2 of the Fund’s prospectus is replaced with the following:

The Fund is non-diversified and focuses its investments in a relatively small number of Selective Companies, typically seeking to hold between 15 and 25 companies (although the number may vary depending on market conditions). The Fund may also invest a substantial portion of its assets in cash and cash equivalents, including money market funds and other short term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient Selective Companies at valuations appropriate for investment. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested.

The fourth paragraph of the Principal Investment Strategies of the Fund-Selection Process section on page 7 of the Fund’s prospectus is replaced with the following:

The Fund typically seeks to hold 15 to 25 companies representing various products or service lines of business (although the number may vary depending on market conditions). The Fund may also invest a substantial portion of its assets in cash and cash equivalents, including money market funds and other short term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient Selective Companies at valuations appropriate for investment. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested. To the extent the Adviser can find Selective Companies whose stocks are trading at sufficiently attractive prices for purchase in various sectors, it will attempt to allocate the Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Fund may hold a large portion of its assets in any one sector at a given time.

The below Underlying Funds Risk is added to the end of the Principal Risks and Principal Risks of Investing in the Fund sections starting on pages 2 and 8, respectively, of the Fund’s prospectus:

Underlying Funds Risk. When the Fund invests in an Underlying Fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or that an active market may not develop.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated April 30, 2018, and retain it for future reference.